UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 93.3%
	AGRIBUSINESS – 30.0%
	AGRICULTURE – 5.6%
3,285	Adecoagro S.A.*	$25,787
860	Archer-Daniels-Midland Co.	27,399
606	Bunge Ltd.	44,911
		98,097
	CHEMICALS – 16.4%
321	Agrium, Inc.	33,208
240	CF Industries Holdings, Inc.	48,199
430	EI du Pont de Nemours & Co.	20,597
299	Monsanto Co.	30,208
726	Mosaic Co.	42,500
945	Potash Corp. of Saskatchewan, Inc.	37,885
499	Syngenta A.G. - ADR	42,400
134	Terra Nitrogen Co. LP	31,356
		286,353
	FOOD – 6.0%
1,540	BRF - Brasil Foods S.A. - ADR	33,249
560	Cal-Maine Foods, Inc.	22,674
971	Cosan Ltd.	19,964
417	Ingredion, Inc.	27,605
		103,492
	MACHINERY-DIVERSIFIED – 2.0%
388	Deere & Co.	34,078
		522,020
	INFRASTRUCTURE – 35.7%
	CHEMICALS – 2.1%
761	Sasol Ltd. - ADR	32,533
202	Ultrapar Participacoes S.A. - ADR	5,250
		37,783
	ELECTRIC – 1.3%
450	Enersis S.A. - ADR	8,366
360	Huaneng Power International, Inc. - ADR	14,634
		23,000
	GAS – 0.5%
150	National Grid PLC - ADR	8,265

	OIL & GAS – 7.9%
1,598	Chesapeake Energy Corp.	32,216
190	CNOOC Ltd. - ADR	37,042
150	Lukoil OAO - ADR	9,675

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFRASTRUCTURE (Continued)
	OIL & GAS (Continued)
624	Total S.A. - ADR	$31,213
518	Transocean Ltd.	27,091
		137,237
	PIPELINES – 8.5%
720	Enbridge, Inc.	32,083
490	Kinder Morgan Energy Partners LP	42,782
784	Plains All American Pipeline LP	42,924
448	TransCanada Corp.	20,836
266	Williams Cos., Inc.	9,233
		147,858
	REITS – 4.9%
446	American Tower Corp.	34,610
693	DuPont Fabros Technology, Inc.	16,050
540	Health Care REIT, Inc.	34,635
		85,295
	TELECOMMUNICATIONS – 7.5%
1,113	America Movil S.A.B. de C.V. - ADR	23,251
500	China Mobile Ltd. - ADR	27,400
317	Chunghwa Telecom Co., Ltd. - ADR	9,833
224	Mobile Telesystems OJSC - ADR	4,635
1,450	Nippon Telegraph & Telephone Corp. - ADR	32,929
172	SBA Communications Corp. - Class A*	12,233
1,620	Telefonica S.A. - ADR	21,092
		131,373
	TRANSPORTATION – 2.3%
500	Guangshen Railway Co., Ltd. - ADR	11,830
1,483	Seaspan Corp.	28,622
		40,452
	WATER – 0.7%
308	Aqua America, Inc.	8,972
213	Veolia Environnement S.A. - ADR	2,688
		11,660
		622,923
	TIMBER – 27.6%
	BUILDING MATERIALS – 3.7%
1,949	Louisiana-Pacific Corp.*	40,871
580	Universal Forest Products, Inc.	23,536
		64,407

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TIMBER (Continued)
	FOREST PRODUCTS & PAPER – 10.7%
104	Buckeye Technologies, Inc.	$2,884
223	Deltic Timber Corp.	15,920
2,825	Fibria Celulose S.A. - ADR*	32,713
1,020	International Paper Co.	44,890
1,200	KapStone Paper and Packaging Corp.	31,968
725	MeadWestvaco Corp.	25,890
1,293	PH Glatfelter Co.	23,468
135	Pope Resources, Inc. LP	8,335
		186,068
	PACKAGING & CONTAINERS – 4.2%
787	Packaging Corp. of America	32,881
463	Rock-Tenn Co. - Class A	40,952
		73,833
	REITS – 9.0%
925	Plum Creek Timber Co., Inc.	44,863
774	Potlatch Corp.	34,064
678	Rayonier, Inc.	37,880
1,357	Weyerhaeuser Co.	39,909
		156,716
		481,024

	TOTAL COMMON STOCKS (Cost $1,611,651)	1,625,967

	RIGHTS – 0.0%
	INFRASTRUCTURE – 0.0%
	ELECTRIC – 0.0%
227	Enersis S.A.*	45
		45
	TOTAL RIGHTS (Cost $0)	45

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2013 (Unaudited)

Principal Amount
	SHORT-TERM INVESTMENTS – 1.4%
$23,586	UMB Money Market Fiduciary Fund, 0.01%1	23,586

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,586)	23,586

	TOTAL INVESTMENTS – 94.7% (Cost $1,635,237)	$1,649,598
	Other Assets in Excess of Liabilities – 5.3%	92,429

	TOTAL NET ASSETS – 100.0%	$1,742,027

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

Note 1 – Organization
The Capital Innovations Global Agri, Timber, Infrastructure Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to maximum total return through growth of capital, and secondarily seeks to provide current income to shareholders.  The Fund currently offers three classes of shares: Class A, Class C, and Institutional Class and commenced operations on September 28, 2012.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 28, 2013 (Unaudited)

Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $60,718, which are being amortized over a one-year period from September 28, 2012 (commencement of operations).

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At February 28, 2013, the Fund did not have any forward contracts outstanding.

Note 3 – Federal Income Taxes
At February 28, 2013, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,635,237
Gross unrealized appreciation	$49,214
Gross unrealized depreciation	(34,853)
Net unrealized appreciation on investments and foreign currency translations	$14,361

The difference between cost amounts for financial statements and federal income tax purposes is due primarily to timing differences is recognizing certain gains and losses in security transactions.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 28, 2013 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 28, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 22	Level 32	Total
Investments
Common Stocks1	$1,625,967	$-	$-	$1,625,967
Rights	45	-	-	45
Short-Term Investments	23,586	-	-	23,586
Total Investments	$1,649,598	$-	$-	$1,649,598

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
2	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Capital Innovations Global Agri, Timber, Infrastructure Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	4/24/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	4/24/13

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	4/24/13

  * Print the name and title of each signing officer under his or her signature.